Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions		6 Months Ended		12 Months Ended
	Oct. 04, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) Options shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares					£ 0.05	£ 0.05
Number of issued shares at beginning of period | shares		2,746,412,265	2,609,489,702	2,609,489,702
Number of issued shares at end of period | shares		2,749,314,856		2,746,412,265
Balance at beginning of period		$ 17,264.0	$ 22,119.0	$ 22,119.0
Shares issued			8.0
Balance at end of period		16,272.0	$ 16,223.0	$ 17,264.0
Options outstanding under save as you earn schemes
Number of shares under option | Options			2,000,000
Share offer
Disclosure of classes of share capital
Number of shares issued | shares				130,780,350
Proceeds from issuing shares	$ 2,400.0
Proceeds from issuing shares utilised to redeem debt	$ 2,300.0
Share capital
Disclosure of classes of share capital
Balance at beginning of period		182.0	$ 173.0	$ 173.0
Balance at end of period		182.0	173.0	182.0
Share capital | Share offer
Disclosure of classes of share capital
Shares issued				9.0
Share premium
Disclosure of classes of share capital
Balance at beginning of period		5,010.0	2,637.0	2,637.0
Shares issued			8.0
Balance at end of period		$ 5,010.0	$ 2,645.0	5,010.0
Share premium | Share offer
Disclosure of classes of share capital
Shares issued				$ 2,365.0
Share-based schemes
Disclosure of classes of share capital
Number of shares issued | shares		2,902,591		6,142,213
Share-based schemes | Share premium
Disclosure of classes of share capital
Shares issued				$ 8.0
SAYE options
Options outstanding under save as you earn schemes
Number of shares under option | Options					1,734,638	2,022,535
SAYE options | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares					£ 9.64	£ 9.64
SAYE options | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares					£ 14.55	£ 14.55